SCHEDULE OF NONCONTROLLING INTEREST (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance	$ 33,886,258	$ 22,691,288	$ 7,681,038	$ 22,691,288	$ 6,471,351	$ 6,471,351
Less: Net income (loss) attributable to noncontrolling interest	(34,926)	6,241	12,467	(28,685)	33,777	31,389	$ (10,958)
Balance	39,310,479	33,886,258	8,267,647	39,310,479	8,267,647	22,691,288	6,471,351
Balance, beginning of period	40,591	33,323		33,323	16,820	16,820	38,939
Net income (loss) attributable to NCI						31,389	10,958
Foreign currency translation — NCI						(14,886)	(33,077)
Balance, end of period	(2,794)	40,591		(2,794)		33,323	16,820
Noncontrolling Interest [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance	40,591	33,323	14,199	33,323	16,820	16,820
Less: Net income (loss) attributable to noncontrolling interest	(34,926)		12,467	(28,685)	33,777
Foreign currency translation — NCI	(8,459)		14,942	(7,432)	(8,989)
Balance	(2,794)	$ 40,591	$ 41,608	$ (2,794)	$ 41,608	$ 33,323	$ 16,820
Net income (loss) attributable to NCI	$ 12,467